Securities	12 Months Ended
Dec. 31, 2016
Securities [Abstract]
Securities

NOTE 4 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2016 and 2015 are as follows:

	(in thousands)
	2016		2015
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$-	$-	$3,998	$3,966
Obligations of states and political
subdivisions	70,757	70,624	71,589	73,482
Mortgage-backed	119,758	118,595	104,223	104,480
Other	1,002	986	1,002	1,001

Total	$191,517	$190,205	$180,812	$182,929

A summary of unrealized gains and losses on securities at December 31, 2016 and 2015 follows:

	(in thousands)
	2016		2015
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$-	$-	$-	$32
Obligations of states and political
subdivisions	644	777	1,960	67
Mortgage-backed	769	1,932	1,071	814
Other	-	16	-	1

Total	$1,413	$2,725	$3,031	$914

The amortized cost and fair value of securities at December 31, 2016, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$2,313	$2,324
Due after one year through five years	16,368	16,628
Due after five years through ten years	51,637	52,022
Due after ten years	120,197	118,245
Other securities having no maturity date	1,002	986
Total	$191,517	$190,205

Securities with a carrying value of $26,515,000 at December 31, 2016 and $22,606,000 at December 31, 2015 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015:

	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2016	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
U.S. Government and agencies	$-	$-	$-	$-	$-	$-
Obligations of states and political
subdivisions	777	33,312	-	-	777	33,312
Mortgage-backed	1,882	78,717	50	1,758	1,932	80,475
Other	16	986	-	-	16	986
Total temporarily impaired
securities	$2,675	$113,015	$50	$1,758	$2,725	$114,773

	Less than 12 months		12 months or more		Total
2015	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
U.S. Government and agencies	$32	$3,966	$-	$-	$32	$3,966
Obligations of states and political
subdivisions	44	6,034	23	1,448	67	7,482
Mortgage-backed	230	26,677	584	23,859	814	50,536
Other	1	1,001	-	-	1	1,001
Total temporarily impaired
securities	$306	$37,678	$607	$25,307	$914	$62,985

There were 168 securities in an unrealized loss position at December 31, 2016, 19 of which were in a continuous unrealized loss position for 12 months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2016 were primarily the result of customary and expected fluctuations in the bond market.  As a result, all security impairments as of December 31, 2016 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $215,000 in 2016, $142,000 in 2015 and  $413,000 in 2014, with the income tax provision applicable to such gains amounting to $73,000 in 2016, $48,000 in 2015 and  $140,000 in 2014.  Gross realized losses from sale of securities amounted to $57,000 in 2016, $26,000 in 2015 and  $13,000 in 2014 with related income tax effect of $19,000 in 2016, $9,000 in 2015 and  $4,000 in 2014.